PROVISIONS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Balance	$ 76
Additions	9
Adjustments to existing provisions	(3)
Balance	82
Current (recorded in "other current liabilities")	482	$ 434
Long-term	61	$ 54
Other current liabilities
Reconciliation of changes in other provisions [abstract]
Current (recorded in "other current liabilities")	21
Decommissioning liabilities
Reconciliation of changes in other provisions [abstract]
Balance	61
Additions	0
Adjustments to existing provisions	4
Balance	65
Long-term	54
Decommissioning liabilities | Other current liabilities
Reconciliation of changes in other provisions [abstract]
Current (recorded in "other current liabilities")	11
Other
Reconciliation of changes in other provisions [abstract]
Balance	15
Additions	9
Adjustments to existing provisions	(7)
Balance	17
Long-term	7
Other | Other current liabilities
Reconciliation of changes in other provisions [abstract]
Current (recorded in "other current liabilities")	$ 10